Cover Page - USD ($) $ in Billions	12 Months Ended
	Jan. 02, 2021	Jan. 30, 2021	Jun. 27, 2020
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Jan. 02, 2021
Document Transition Report	false
Entity File Number	1-7685
Entity Registrant Name	AVERY DENNISON CORPORATION
Entity Central Index Key	0000008818
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-1492269
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Address Line One	207 Goode Avenue
City Area Code	626
Local Phone Number	304-2000
Entity Address, Postal Zip Code	91203
Current Fiscal Year End Date	--01-02
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 9.1
Entity Common Stock, Shares Outstanding		83,044,019
ICFR Auditor Attestation Flag	true
Common stock, $1 par value
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	AVY
Senior notes due 2025 at 1.25%
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	1.25% Senior Notes due 2025
Trading Symbol	AVY25